Approval of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Statement Of Financial Position [Abstract]
Approval of the Consolidated Financial Statements	37. APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS The consolidated financial statements were approved and authorized for issue by the board of directors on March 31, 2022.